Filed pursuant to Rule 497(e)
File Nos. 333‑185238 and 811‑22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated December 23, 2024 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 29, 2024, as supplemented
Removal of Sub‑Advisers
Effective immediately, Endeavour Capital Advisors Inc. (“Endeavour”), Clear Sky Advisers, LLC (“Clear Sky”), and Waterfall Asset Management, LLC (“Waterfall”) no longer serve as sub‑advisers to the Fund. The Fund’s assets managed by Endeavour, Clear Sky, and Waterfall, if any, have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers or to BAIA to manage directly. Accordingly, all references to Endeavour, Clear Sky, and Waterfall in the Fund’s Prospectus are removed.
Change in Portfolio Managers
Effective January 1, 2025, Stephen Zhu will be added as a portfolio manager of the Fund and Stephen Sullens will no longer serve as a portfolio manager of the Fund. The other existing portfolio managers will continue to serve as portfolio managers of the Fund. In connection with these changes, effective January 1, 2025, all references to the Fund’s portfolio managers in the Fund’s Prospectus are amended to include Mr. Zhu and remove Mr. Sullens, as described below.
The list of portfolio managers of the Fund in the “Management of the Fund—Portfolio Managers” section of the Prospectus is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Riad Abrahams	2023	Senior Managing Director, Blackstone (Blackstone Multi-Asset Investing)

David Ben‑Ur	2022	Senior Managing Director, Blackstone (Blackstone Multi-Asset Investing)

Max Jaffe	2021	Managing Director, Blackstone (Blackstone Multi-Asset Investing)

Winfield Sickles	2022	Managing Director, Blackstone (Blackstone Multi-Asset Investing)

Stephen Zhu	2025	Managing Director, Blackstone (Blackstone Multi-Asset Investing)
The list of portfolio managers of the Fund in the “More on Fund Management—Portfolio Managers” section of the Prospectus is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title and Recent Biography
Riad Abrahams	2023	2022-Present: Senior Managing Director, Blackstone (Blackstone Multi-Asset Investing) 2009-2022: Senior Managing Director, Chief Strategist and Head of Quantitative Investing, Maverick Capital, Ltd.

Name	Portfolio Manager of the Fund Since	Title and Recent Biography

David Ben‑Ur	2022	2022-Present: Senior Managing Director, Blackstone (Blackstone Multi-Asset Investing) 2012-2021: Chief Investment Officer, CAM Capital

Max Jaffe	2021
2023-Present: Managing Director, Blackstone (Blackstone Multi-Asset Investing)

2021-2022: Principal, Blackstone (Blackstone Multi-Asset Investing)

2019-2020: Vice President, Blackstone (Blackstone Multi-Asset Investing)

2016-2018: Associate, Blackstone (Blackstone Multi-Asset Investing)

Winfield Sickles	2022	2022-Present: Managing Director, Blackstone (Blackstone Multi-Asset Investing) 2017-2021: Managing Director, Deutsche Bank

Stephen Zhu	2025	2022-Present: Managing Director, Blackstone (Blackstone Multi-Asset Investing) 2019-2021: Principal, Blackstone (Blackstone Multi-Asset Investing)
Shareholders should retain this Supplement for future reference.

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated December 23, 2024 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 29, 2024, as supplemented

Removal of Sub-Advisers

Effective immediately, Endeavour Capital Advisors Inc. (“Endeavour”), Clear Sky Advisers, LLC (“Clear Sky”), and Waterfall Asset Management, LLC (“Waterfall”) no longer serve as sub-advisers to the Fund. The Fund’s assets managed by Endeavour, Clear Sky, and Waterfall, if any, have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Accordingly, all references to Endeavour, Clear Sky, and Waterfall in the Fund’s Statement of Additional Information are removed.

Change in Portfolio Managers

Effective January 1, 2025, Stephen Zhu will be added as a portfolio manager of the Fund and Stephen Sullens will no longer serve as a portfolio manager of the Fund. The other existing portfolio managers will continue to serve as portfolio managers of the Fund. In connection with these changes, effective January 1, 2025, all references to the Fund’s portfolio managers in the Fund’s Statement of Additional Information are amended to include Mr. Zhu and remove Mr. Sullens, as described below.

The table in the “Management—Other Accounts Managed by Portfolio Managers” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed(1)	Number of Accounts for which Advisory Fee is Performance Based	Assets Managed for which Advisory Fee is Performance Based
Riad Abrahams	Registered Investment Companies	0	$0	0	$0

	Other Pooled Investment Vehicles	213	$86.8 billion	102	$38.5 billion

	Other Accounts	0	$0	0	$0

David Ben-Ur	Registered Investment Companies	0	$0	0	$0

	Other Pooled Investment Vehicles	220	$90.1 billion	108	$40.7 billion

	Other Accounts	0	$0	0	$0

Max Jaffe	Registered Investment Companies	0	$0	0	$0

	Other Pooled Investment Vehicles	2	$0.3 billion	2	$0.3 billion

	Other Accounts	0	$0	0	$0

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed(1)	Number of Accounts for which Advisory Fee is Performance Based	Assets Managed for which Advisory Fee is Performance Based

Winfield Sickles	Registered Investment Companies	0	$0	0	$0

	Other Pooled Investment Vehicles	2	$0.3 billion	2	$0.3 billion

	Other Accounts	0	$0	0	$0

Stephen Zhu[2]	Registered Investment Companies	0	$0	0	$0

	Other Pooled Investment Vehicles	1	$0.2 billion	2	$0.2 billion

	Other Accounts	0	$0	0	$0

[1]	For purposes of this chart, Assets Managed is calculated using Regulatory Assets Under Management.
[2]	Information for Mr. Zhu, who became a portfolio manager as of January 1, 2025, is as of December 20, 2024.

The table in the “Management—Securities Ownership of Portfolio Managers” section of the Statement of the Additional Information is deleted in its entirety and replaced with the following:

Portfolio Manager	Dollar Range of Shares Held in BAMSF
Riad Abrahams	$50,001-$100,000
David Ben-Ur	$100,001-$500,000
Max Jaffe	$100,001-$500,000
Winfield Sickles	$100,001-$500,000
Stephen Zhu[1]	None

[1]	Information for Mr. Zhu, who became a portfolio manager as of January 1, 2025 is as of December 20, 2024

Removal of Custodian

Effective January 31, 2025, U.S. Bank National Association will no longer serve as a custodian to the Fund. Accordingly, effective January 31, 2025, all references to U.S. Bank National Association are removed in the Fund’s Statement of Additional Information.

Trustee Resignation

Effective December 31, 2024, Peter Gilbert will no longer serve as Trustee of the Fund. Accordingly, effective December 31, 2024, all references to Peter Gilbert in the Fund’s Statement of Additional Information are removed.

Shareholders should retain this Supplement for future reference.